CURRENT DEBT FACILITIES	12 Months Ended
Dec. 31, 2022
Current Debt Facilities
CURRENT DEBT FACILITIES

11.	CURRENT DEBT FACILITIES

		December 31, 2022	December 31, 2021
		$	$
Unsecured debentures - 2021	(a)	6,587	7,143
Unsecured debentures - 2020	(b)	—	—
Private loan	(c)	—	—
		6,587	7,143

a)	On October 5, 2021, the Company issued C$10,300 in unsecured debentures with a maturity 12 months from the date of issue. On June 15, 2022, the maturity date of the debentures was extended to October 4, 2023, with the extension being treated as a modification of the original debt with the classification changing from current to long-term liabilities. As a result, a gain of $803 on modification of debt was recorded during the three months ended June 30, 2022. In connection with the extension, the Company cancelled 412,000 warrants from the previous agreement. On extension the Company issued 1,000,000 warrants to purchase common shares at an exercise price of C$2.25 per share. The value of these warrants was incorporated in the $803 gain on modification of debt. The warrants expire on the debt maturity date of October 4, 2023.

The unsecured debentures include 8% annual interest paid at maturity with $449 being recorded as borrowing costs on June 15, 2022, and an effective interest rate of 24%.

During the year ended December 31, 2022, the Company incurred $1,748 in interest expense (December 31, 2021 - $411) on this loan, of which $765 is included in accounts payable and accrued liabilities at December 31, 2022.

b)	On March 20, 2020, the Company issued C$1,750 in unsecured debentures with a maturity 12 months from the date of issue. The debentures were issued at a discount of 2% and include 10% annual interest paid at maturity; the Company incurred borrowing costs of $82 and the debt has an effective interest rate of 16%.

During the year ended December 31, 2021, the Company incurred $52 in interest expense on this loan, of which $nil is included in accounts payable and accrued liabilities at December 31, 2021. During the year ended December 31, 2021, the Company repaid the debenture.

In connection with the issuance, the Company also issued 350,000 warrants to purchase common shares at an exercise price of C$1.14 per share, the value of these warrants was incorporated in the transaction costs of $82 referenced above. The warrants expire 12 months from the date of issue. All warrants were exercised during the year ended December 31, 2021.

c)	The loan bears annual interest at a rate of 10%. During the year ended December 31, 2021, the Company incurred $14 in interest expense on this loan, of which $nil is included in accounts payable and accrued liabilities at December 31, 2021. During the year ended December 31, 2021, the Company repaid the $636 balance of this debt.